Note 2: Significant Accounting Policies: E. Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2015
Policies
E. Revenue Recognition

E.  Revenue Recognition

The Company recognizes revenues when earned which shall be as products are shipped and services are delivered to customers or distributors. The Company shall also record accounts receivable for revenue earned but not yet collected.